Segmented Information - Schedule of non-current tangible assets (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Data centre equipment	$ 21,598,803	$ 6,415,700
ROU Asset	2,978,284	2,240,274
Non-current tangible assets	24,577,087	8,655,974
Canada [Member]
Disclosure of operating segments [line items]
Data centre equipment	5,519,758	0
ROU Asset	1,928,889	0
Non-current tangible assets	7,448,647	0
Sweden [Member]
Disclosure of operating segments [line items]
Data centre equipment	12,849,969	5,712,764
ROU Asset	1,049,395	2,240,274
Non-current tangible assets	13,899,364	7,953,038
Iceland [Member]
Disclosure of operating segments [line items]
Data centre equipment	3,229,076	702,936
ROU Asset	0	0
Non-current tangible assets	3,229,076	702,936
Switzerland [Member]
Disclosure of operating segments [line items]
Data centre equipment	0	0
ROU Asset	0	0
Non-current tangible assets	0	0
Norway [Member]
Disclosure of operating segments [line items]
Data centre equipment	0	0
ROU Asset	0	0
Non-current tangible assets	0	$ 0
Bermuda [Member]
Disclosure of operating segments [line items]
Data centre equipment	0
ROU Asset	0
Non-current tangible assets	$ 0